Explanation of the Effects of Transition to International Financial Reporting Standards - Summary of Effects of IFRS Adjustments on Income Tax Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of comparative information prepared under previous GAAP [line items]
Effects of IFRS adjustments on income tax expense	€ (7,556)	€ (3,817)
Effects of IFRS adjustments on deferred income tax expense	127	931
Total	(7,429)	(2,886)	[1]
Domestic [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Effects of IFRS adjustments on income tax expense	(4,504)	(40)
Effects of IFRS adjustments on deferred income tax expense	270	(310)
Foreign [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Effects of IFRS adjustments on income tax expense	(3,052)	(3,777)
Effects of IFRS adjustments on deferred income tax expense	€ (143)	1,241
Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Effects of IFRS adjustments on income tax expense		(3,817)
Effects of IFRS adjustments on deferred income tax expense		1,241
Total		(2,576)
Previous GAAP [member] | Domestic [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Effects of IFRS adjustments on income tax expense		(40)
Previous GAAP [member] | Foreign [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Effects of IFRS adjustments on income tax expense		(3,777)
Effects of IFRS adjustments on deferred income tax expense		1,241
Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Effects of IFRS adjustments on deferred income tax expense		(310)
Total		(310)
Effect of transition to IFRSs [member] | Domestic [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Effects of IFRS adjustments on deferred income tax expense		€ (310)

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5.